Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans [Abstract]
Changes in Benefit Obligation and Plan Assets and Funded Status
For the

Year ended December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation
("APBO"):
Balance, January 1 $

2,273 $

227 $

2,158 $

243
Service cost

35

3

30

3
Plan participant contributions

6

5

6

6
Interest cost

110

12

111

13
Plan amendments
-

-

-

(14)
Benefits paid

(153) (21) (147) (29)
Actuarial losses (gains)
(1)

13 (3)

146

10
Settlements and curtailments -

-

(8) -

FX translation adjustment

83

18 (23) (5)
Balance, December 31 $

2,367 $

241
$

2,273 $

227
Change in plan assets:
Balance, January 1 $

2,298 $

48 $

2,163 $

46
Employer contributions

36

13

42

23
Plan participant contributions

6

5

6

6
Benefits paid (153) (21) (147) (29)
Actual return on assets, net of expenses

226

4

262

3
Settlements and curtailments -

-

(8) -

FX translation adjustment

80

5 (20) (1)
Balance, December 31 $

2,493 $

54 $

2,298 $

48
Funded status, end of year

$

126 $ (187) $

25 $ (179)
(1) The actuarial losses recognized in the period

are primarily due to changes in the discount

rate, higher than expected indexation,
and compensation-related assumption changes.

Plans with PBO/APBO in Excess of Plan Assets and Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
PBO/APBO
$

95 $

219 $

120 $

205
FV of plan assets

11 -

37 -

Funded status $ (84) $ (219) $ (83) $ (205)
millions of dollars 2024 2023
DB pension
plans
DB pension

plans
ABO
$

90 $

114
FV of plan assets

11

37
Funded status $ (79) $ (77)

Amounts Recognized in Consolidated Balance Sheets
As at December 31 December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Other current liabilities $ (5) $ (21) $ (5) $ (18)
Liabilities associated with assets held for
sale

(1)
-

(1) -

-

Long-term liabilities (78) (196) (78) (187)
Other long-term assets

208 -

108

26
Assets held for sale
(1)

1

31 -

-

AOCI, net of tax and regulatory assets

354

22

385

20
Deferred income tax expense in AOCI (8) (1) (8) (1)
Net amount recognized $

472 $ (166) $

402 $ (160)
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale. For further details

on the pending transaction, refer to note 4.

Amounts Recognized in AOCI and Regulatory Assets
Regulatory assets
Actuarial

(gains) losses
Past service
gains millions of dollars
DB Pension Plans:
Balance, January 1, 2024 $

324 $

53 $ -

Amortized in current period
(9) (3) -

Current year additions

19 (67) -

Change in FX rate

29 -

-

Balance, December 31, 2024 $

363 $ (17) $ -

Non-pension benefits plans:
Balance, January 1, 2024 $

29 $ (8) $ (2)
Amortized in current period

2

1

2
Current year reductions (5) (1) -

Change in FX rate

3 -

-

Balance, December 31, 2024 $

29 $ (8) $ -
As at December 31 December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Actuarial (gains) losses $ (17) (8) $

53 (8)
Past service gains -

-

-

(2)
Deferred income tax expense

8

1

8

1
AOCI, net of tax (9) (7)

61 (9)
Regulatory assets

363

29

324

29
AOCI, net of tax and regulatory assets $

354 $

22 $

385 $

20

Net Periodic Benefit Cost
As at Year ended December 31
millions of dollars 2024 2023
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Service cost $

35 $

3 $

30 $

3
Interest cost

110

12

111

13
Expected return on plan assets (160) (2) (161) (2)
Current year amortization of:

Actuarial losses (gains)

3 (2)

1 (3)

Past service gains
-

(2) -

-

Regulatory assets

9 (2)

6 (2)
Settlement, curtailments -

1

2 -

Total $ (3) $

8 $ (11) $

9

Pension Plan Asset Allocations
Asset Class
Target

Range at Market
Canadian Pension Plans:
Short-term securities 0% to 10%
Fixed income 34% to 49%
Equities:

Canadian
5% to 15%

Non-Canadian
37% to 61%
Non-Canadian Pension Plans:
Cash and cash equivalents 0% to 10%
Fixed income 29% to 49%
Equities 48% to 68%

Fair Value of Plan Assets
millions of dollars NAV Level 1 Level 2 Total Percentage
As at December 31, 2024
Cash and cash equivalents $ - $ 39 $ - $ 39 2%
Net in-transits - (27) - (27) (1) %
Equity securities:

Canadian equity
- 109 - 109 4%

United States equity

- 312 - 312 12%

Other equity
- 140 - 140 5%
Fixed income securities:

Government
- - 132 132 5%

Corporate
- - 92 92 4%

Other
- - 22 22 1%
Mutual funds - 13 - 13 1%
Open-ended investments
measured at NAV

(1)
1,142 - - 1,142 46%
Common collective trusts
measured at NAV
(2)
519 - - 519 21%
Total

$ 1,661 $ 586 $ 246 $ 2,493 100%
As at December 31, 2023
Cash and cash equivalents $ -

$

40

$

-

$

40 2%
Net in-transits - (9) - (9) - %
Equity securities:

Canadian equity
- 96 - 96 4%

United States equity

- 141 - 141 6%

Other equity
- 112 - 112 5%
Fixed income securities:

Government
-

-

172 172 8%

Corporate
-

-

90 90 4%

Other
- 4 5 9 - %
Mutual funds - 50 - 50 2%
Other - 6 (1) 5 - %
Open-ended investments
measured at NAV

(1)
1,006

-

- 1,006 44%
Common collective trusts
measured at NAV
(2)
586

-

- 586 25%
Total

$

1,592 $

440 $

266 $

2,298 100%
(1) Net asset value ("NAV") investments are open-ended registered and non-registered mutual funds, collective investment trusts,
or pooled funds. NAV’s are calculated at least monthly and the funds honour subscription and redemption activity regularly.
(2) The common collective trusts are private funds

valued at NAV.

The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external

sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and

foreign issuers while others invest in long duration

U.S. investment grade fixed
income assets and seeks to increase return through

active management of interest rate and

credit risks. The funds honour
subscription and redemption activity regularly.

Expected Cash Flows for Defined Benefit Pension and Other Post-Retirement Benefit Plans
millions of dollars
DB pension

plans
Non-pension
benefit plans
Expected employer contributions
2025 $

41 $

21
Expected benefit payments
2025

175

23
2026

179

23
2027

182

23
2028

184

23
2029

186

22
2030 – 2034

950

103

Assumptions Used in Accounting for Defined Benefit Pension and Other Post-Retirement Benefit Plans
Assumptions:
The following table shows the assumptions that have been

used in accounting for DB pension and other
post-retirement benefit plans:
2024 2023
(weighted average assumptions)
DB pension
plans
Non-pension
benefit plans
DB pension

plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service
5.07% 4.91% 4.89% 4.89%
Discount rate - future service 5.12% 5.00% 4.88% 4.89%
Rate of compensation increase 3.73% 3.72% 3.87% 3.85%
Health care trend

- initial (next year)
- 6.53% - 6.04%

- ultimate

- 3.77% - 3.76%

- year ultimate reached
2044 2043
Benefit cost for year ended December 31:
Discount rate - past service 4.89% 4.89% 5.33% 5.31%
Discount rate - future service 4.88% 4.89% 5.34% 5.32%
Expected long-term return on plan assets 6.43% 3.69% 6.56% 2.16%
Rate of compensation increase 3.87% 3.85% 3.62% 3.61%
Health care trend

- initial (current year)
- 6.04% - 5.40%

- ultimate

- 3.76% - 3.77%

- year ultimate reached
2043 2043
Actual assumptions used differ by plan.